UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                      Oppenheimer Global Securities Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Global Securities Fund/VA

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.0%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
---------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Porsche AG, Preferred                                                         25,123    $    16,287,606
---------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                           733,700         28,143,562
                                                                                        -----------------
                                                                                             44,431,168
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
International Game Technology                                                624,100         22,436,395
---------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            367,400         16,702,004
                                                                                        -----------------
                                                                                             39,138,399
---------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Sharp Corp.                                                                  885,000         12,195,246
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. 1                                                           306,600         12,527,676
---------------------------------------------------------------------------------------------------------
MEDIA--8.5%
Grupo Televisa SA, Sponsored GDR                                             445,299         23,480,616
---------------------------------------------------------------------------------------------------------
JC Decaux SA 1                                                               541,174         12,316,464
---------------------------------------------------------------------------------------------------------
Pearson plc                                                                2,142,518         22,945,151
---------------------------------------------------------------------------------------------------------
Reed Elsevier plc                                                          1,564,246         13,747,564
---------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd. 1                                            6,468,640         18,200,970
---------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                             1,700,000          5,440,000
---------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                            24,891,602         79,653,126
---------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                               386,660         10,983,061
---------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                 5,211,832         23,328,580
---------------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                            811,250         13,670,741
---------------------------------------------------------------------------------------------------------
WPP Group plc                                                              1,173,870         10,944,208
---------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                         5,357,100         17,735,304
                                                                                        -----------------
                                                                                            252,445,785
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.5%
Circuit City Stores, Inc./Circuit City Group                               1,407,549         21,591,802
---------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                              574,000         10,733,800
---------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                              2,148,700         59,175,357
---------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                       9,885,260         30,586,358
---------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                             352,200         10,087,008
                                                                                        -----------------
                                                                                            132,174,325
---------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                                                189,400          8,034,348
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.0%
---------------------------------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das Americas, ADR                                       618,915         13,863,696
---------------------------------------------------------------------------------------------------------
Diageo plc                                                                   446,470          5,582,392
---------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                   3,145,900         13,903,767
---------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                            4,341,000         10,565,478
                                                                                        -----------------
                                                                                             43,915,333
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
Boots Group plc                                                            1,110,260         12,916,316
---------------------------------------------------------------------------------------------------------
Carrefour SA                                                                 198,200          9,334,628
---------------------------------------------------------------------------------------------------------
Seven-Eleven Japan Co. Ltd.                                                  353,000         10,107,258
                                                                                        -----------------
                                                                                             32,358,202
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Cadbury Schweppes plc                                                      3,613,821         27,831,366
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.4%
Hindustan Lever Ltd.                                                       5,944,500         16,237,100
---------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                      2,200,417         53,988,668
                                                                                        -----------------
                                                                                             70,225,768
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                                                 563,700         23,528,838
---------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                            806,000          9,927,101
                                                                                        -----------------
                                                                                             33,455,939
---------------------------------------------------------------------------------------------------------
ENERGY--8.1%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
GlobalSantaFe Corp.                                                          983,300         30,138,145
---------------------------------------------------------------------------------------------------------
Technip SA                                                                   191,730         30,997,842
---------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                           990,600         35,443,668
                                                                                        -----------------
                                                                                             96,579,655
---------------------------------------------------------------------------------------------------------
OIL & GAS--4.8%
BP plc, ADR                                                                  448,169         25,783,163
---------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                   356,400         14,541,120
---------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                          512,944         27,514,316
---------------------------------------------------------------------------------------------------------
Encana Corp.                                                                 392,017         18,133,972
---------------------------------------------------------------------------------------------------------
ENI SpA                                                                      584,500         13,113,514
---------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                         1,150,215         28,076,042
---------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                 209,470          3,414,013
---------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                            63,310         12,912,615
                                                                                        -----------------
                                                                                            143,488,755
---------------------------------------------------------------------------------------------------------
FINANCIALS--17.5%
---------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Northern Trust Corp.                                                         219,800          8,967,840
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.0%
ABN Amro Holding NV                                                        1,236,400         28,123,589
---------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                       815,366         14,956,937
---------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.                                   924,550         12,796,959
---------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                       101,000          5,575,200
---------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                          1,950,400         31,018,289
---------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 1                                           1,316,350         18,165,630
---------------------------------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                                    6,636,000         10,012,962
---------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                     2,003,047         57,929,927
---------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                      307,630         27,259,105
---------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               658,129         30,899,157
                                                                                        -----------------
                                                                                            236,737,755
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.3%
3i Group plc                                                                 992,476          9,990,404
---------------------------------------------------------------------------------------------------------
American Express Co.                                                         456,900         23,512,074
---------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              221,466          9,771,080
---------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                       526,900         16,235,886
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       1,365,063         54,233,953
---------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                 1,058,250         26,667,900
---------------------------------------------------------------------------------------------------------
MLP AG                                                                       377,528          6,066,102
---------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                       975,900          8,968,521
                                                                                        -----------------
                                                                                            155,445,920
---------------------------------------------------------------------------------------------------------
INSURANCE--3.9%
ACE Ltd.                                                                     541,471         21,691,328
---------------------------------------------------------------------------------------------------------
Aegon NV                                                                   1,804,007         19,474,037
---------------------------------------------------------------------------------------------------------
Allianz AG                                                                   242,350         24,383,137
---------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                              7,960         22,853,160
---------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                        139,800         10,391,334
---------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                     410,613         18,033,899
                                                                                        -----------------
                                                                                            116,826,895
---------------------------------------------------------------------------------------------------------
HEALTH CARE--14.2%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--4.0%
Affymetrix, Inc. 1                                                           454,400         13,954,624
---------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                501,900         28,447,692
---------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       547,700         10,335,099
---------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                            288,600         15,128,412
---------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                           270,900         14,739,669
---------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                       767,160         28,676,441
---------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                 332,200          3,624,302
---------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                            320,500          4,394,055
                                                                                        -----------------
                                                                                            119,300,294
---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Essilor International SA                                                     196,440         12,642,656
---------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                      314,361          3,641,558
---------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                         1,896,500         17,458,041
                                                                                        -----------------
                                                                                             33,742,255
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Express Scripts, Inc. 1                                                      178,900         11,689,326
---------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                             582,100         13,923,832
---------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                      298,900         26,368,958
                                                                                        -----------------
                                                                                             51,982,116
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.3%
AstraZeneca plc                                                              293,320         12,038,956
---------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                               829,200         11,976,538
---------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                              175,900         10,562,795
---------------------------------------------------------------------------------------------------------
Novartis AG                                                                  444,100         20,758,670
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 722,519         22,109,081
---------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                            340,855         35,314,670
---------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                         759,674         55,174,467
---------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                        862,600         16,441,156
---------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                        1,391,000         19,964,450
---------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                           387,800         10,063,410
                                                                                        -----------------
                                                                                            214,404,193

---------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.7%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
Boeing Co.                                                                   306,800         15,837,016
---------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                    880,534         23,246,098
---------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        260,600         14,536,268
---------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       276,000         14,719,080
---------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                 634,500         24,098,310
                                                                                        -----------------
                                                                                             92,436,772
---------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                                                    538,000          5,481,962
---------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                       225,823          1,574,344
                                                                                        -----------------
                                                                                              7,056,306
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Hutchison Whampoa Ltd.                                                     1,554,000         12,157,753
---------------------------------------------------------------------------------------------------------
Siemens AG                                                                   207,654         15,236,680
                                                                                        -----------------
                                                                                             27,394,433
---------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Hyundai Heavy Industries Co. Ltd.                                            376,230         10,124,245
---------------------------------------------------------------------------------------------------------
MARINE--0.1%
Peninsular & Oriental Steam Navigation Co.                                   644,780          3,072,885
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.5%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.0%
Alcatel SA 1                                                               1,149,650         13,454,058
---------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                      1,015,800         18,385,980
---------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                            1,360,500         15,074,340
---------------------------------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                                       4,976,900         16,772,153
---------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                     473,200         11,167,520
---------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                               758,600         29,615,744
---------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                     348,500          9,033,120
---------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                               20,355,300         63,188,300
                                                                                        -----------------
                                                                                            176,691,215
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International Business Machines Corp.                                        334,117         28,647,192
---------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                   3,805,500         15,374,220
                                                                                        -----------------
                                                                                             44,021,412
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Keyence Corp.                                                                 55,200         11,630,559
---------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                244,000         11,754,761
---------------------------------------------------------------------------------------------------------
Tandberg ASA                                                               1,544,550         13,986,110
                                                                                        -----------------
                                                                                             37,371,430
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp. 1                                                              881          3,923,919
---------------------------------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                                              881          3,891,887
                                                                                        -----------------
                                                                                              7,815,806
---------------------------------------------------------------------------------------------------------
IT SERVICES--1.4%
Amadeus Global Travel Distribution SA                                      1,558,901         12,349,689
---------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                    810,940         29,931,752
                                                                                        -----------------
                                                                                             42,281,441
---------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                                  229,000         10,782,348
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
Advanced Micro Devices, Inc. 1                                             2,110,200         27,432,600
---------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                               144,300          2,823,951
---------------------------------------------------------------------------------------------------------
National Semiconductor Corp. 1                                             1,236,800         19,158,032
---------------------------------------------------------------------------------------------------------
Nikon Corp.                                                                1,310,415         12,363,866
---------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                       68,920         27,400,486
---------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                  81,700          2,703,453
---------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. 2                             16,823,223         21,431,173
                                                                                        -----------------
                                                                                            113,313,561
---------------------------------------------------------------------------------------------------------
SOFTWARE--3.9%
BEA Systems, Inc. 1                                                        1,547,705         10,694,642
---------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                               976,370         12,731,865
---------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                       89,442          4,113,438
---------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                             2,007,426         12,666,858
---------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                              441,700          5,406,408
---------------------------------------------------------------------------------------------------------
SAP AG                                                                       187,572         29,275,868
---------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                             347,700         19,081,776
---------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                            374,500         16,135,345
---------------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                     350,600          6,240,680
                                                                                        -----------------
                                                                                            116,346,880
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.3%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
France Telecom SA                                                            992,148         24,751,723
---------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA 1                                               78                961
---------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference 1                            1,524,785         20,113,504
                                                                                        -----------------
                                                                                             44,866,188
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.8%
KDDI Corp.                                                                     9,452         45,964,823
---------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                     822,560         15,998,792
---------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                        45,221,080        108,371,620
                                                                                        -----------------
                                                                                            170,335,235
---------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
Electricidade de Portugal SA                                               1,487,300          4,346,748
---------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                                              356,250          1,479,980
---------------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                                             8,827,000         16,472,085
                                                                                        -----------------
                                                                                             17,952,065
                                                                                        -----------------
Total Common Stocks (Cost $2,263,757,443)                                                 2,812,418,203

                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Hindustan Lever Ltd., 9% Sec. Debs., 1/1/05 [INR] (Cost $558,689)         25,547,400    $       567,367

---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.5%
Undivided interest of 9.16% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302)
with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at
$132,468,623 on 10/1/04, collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of $1,477,979,332 (Cost $132,462,000)    132,462,000        132,462,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,396,778,132)                               99.5%     2,945,447,570
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.5         14,641,515
                                                                     ------------------------------------
Net Assets                                                                     100.0%   $ 2,960,089,085
                                                                     ====================================

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR         Indian Rupee

1. Non-income producing security.
2. Illiquid or restricted security. As of September 30, 2004, the Fund had restricted securities as follows:

                          ACQUISITION                      VALUATION AS OF      UNREALIZED
 SECURITY                        DATE             COST  SEPTEMBER 30, 2004    APPRECIATION
------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Nektar Therapeutics          6/25/03      $ 3,568,000         $ 3,641,558        $ 73,558


Geographic Holdings                                                Value          Percent
------------------------------------------------------------------------------------------
United States                                           $  1,202,634,770            40.8%
United Kingdom                                               444,205,308            15.1
Japan                                                        240,492,473             8.2
France                                                       209,826,619             7.1
Sweden                                                       122,363,657             4.2
Germany                                                       91,249,393             3.1
India                                                         87,531,153             3.0
Canada                                                        64,243,913             2.2
The Netherlands                                               61,268,367             2.1
Brazil                                                        57,224,259             1.9
Switzerland                                                   56,073,340             1.9
Korea, Republic of South                                      53,523,523             1.8
Hong Kong                                                     51,958,418             1.8
Mexico                                                        47,949,861             1.6
Bermuda                                                       32,082,662             1.1
Taiwan                                                        21,431,173             0.7
Singapore                                                     18,200,970             0.6
Ireland                                                       14,956,937             0.5
Australia                                                     14,371,303             0.5
Norway                                                        13,986,110             0.5
Italy                                                         13,113,514             0.4
Spain                                                         12,349,689             0.4
Israel                                                        10,063,410             0.3
Portugal                                                       4,346,748             0.2
                                                       -------------------------------------
Total                                                    $ 2,945,447,570           100.0%
                                                       =====================================


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    2,398,196,622
                                              ==================

Gross unrealized appreciation                 $      637,062,707
Gross unrealized depreciation                        (89,811,759)
                                              ------------------
Net unrealized appreciation (depreciation)    $      547,250,948
                                              ==================

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)